Income Taxes - Cayman Islands ("Cayman"), Hong Kong, PRC, Withholding Tax on Undistributed Dividends and Withholding Tax on gain from disposal of available-for-sale debt investments in Particle (Details)
¥ in Millions, $ in Millions
	1 Months Ended	12 Months Ended	24 Months Ended	36 Months Ended
	Sep. 30, 2022 CNY (¥)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of income taxes
Accrued withholding taxes of gain on disposal of available-for-sale debt investments	¥ 176.0
Accrued withholding tax on gain from the disposal of income tax benefit	¥ 64.4
Hong Kong
Schedule of income taxes
Statutory income tax rate		16.50%
Threshold amount of profit for lower tax rate | $		$ 2
Percentage of lower tax rate on first profits		8.25%
Preferential withholding tax rate on dividends, foreign invested enterprises		5.00%
PRC
Schedule of income taxes
Statutory income tax rate		25.00%
Percentage of voting board members or senior executives habitually reside in prc		50.00%
Withholding tax rate on dividends, foreign invested enterprises to their immediate holding companies		10.00%
Threshold percentage of equity interest in PRC foreign invested enterprise to enjoy preferential withholding tax rate		25.00%
Aggregate undistributed earnings of the Group's entities located in the PRC			¥ 449.8	¥ 373.2
Unrecognized deferred tax liability on the permanently reinvested earnings			¥ 45.0	¥ 37.3
Withholding tax rate on gain from disposal of available-for-sale debt investments		10.00%
PRC | All other PRC incorporated entities of the Group
Schedule of income taxes
Preferential income tax rate		25.00%
PRC | High and New Technology Enterprises
Schedule of income taxes
Preferential income tax rate		15.00%
Number of years of reapplication for the status		3 years
PRC | High and New Technology Enterprises | Fenghuang Yutian
Schedule of income taxes
Preferential income tax rate				15.00%
PRC | High and New Technology Enterprises | Fenghuang Borui
Schedule of income taxes
Preferential income tax rate				15.00%
PRC | High and New Technology Enterprises | Fenghuang On-line
Schedule of income taxes
Preferential income tax rate				15.00%
PRC | High and New Technology Enterprises | Tianying Jiuzhou
Schedule of income taxes
Preferential income tax rate		25.00%	15.00%